Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Banks Loans and Acceptances
The following table provides details regarding the Bank’s loans and acceptances as at July 31, 2022 and October 31, 2021.
Loans and Acceptances

(millions of Canadian dollars)	As at
	July 31, 2022	October 31, 2021
Residential mortgages	$288,597	$268,340
Consumer instalment and other personal	200,754	189,864
Credit card	33,728	30,738

Business and government	273,806	240,070

	796,885	729,012
Customers’ liability under acceptances	20,136	18,448

Loans at FVOCI (Note 4)	1,935	1,602

Total loans and acceptances	818,956	749,062

Total allowance for loan losses	6,040	6,390

Total loans and acceptances, net of allowance	812,916	742,672

Summary of Credit Quality
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the “Loans and Acceptances by Risk Ratings” table.
Loans and Acceptances – Business and Government

(millions of Canadian dollars)	As at
	July 31, 2022	October 31, 2021
Loans at amortized cost	$273,806	$240,070
Customers’ liability under acceptances	20,136	18,448

Loans at FVOCI (Note 4)	1,935	1,602

Loans and acceptances	295,877	260,120

Allowance for loan and acceptances losses	2,620	2,751

Loans and acceptances, net of allowance	293,257	257,369

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following table provides the gross carrying amounts of loans, acceptances and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
	July 31, 2022					October 31, 2021
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages 1,2,3
Low Risk	$211,083	$45	$	n/a	$211,128	$208,030	$4,113	$	n/a	$212,143
Normal Risk	63,047	5,191		n/a	68,238	38,922	9,768		n/a	48,690
Medium Risk	382	6,280		n/a	6,662	–	4,405		n/a	4,405
High Risk	6	1,854		323	2,183	–	2,380		266	2,646

Default	n/a	n/a		386	386	n/a	n/a		456	456

Total loans	274,518	13,370		709	288,597	246,952	20,666		722	268,340

Allowance for loan losses	120	88		49	257	35	175		51	261

Loans, net of allowance	274,398	13,282		660	288,340	246,917	20,491		671	268,079
Consumer instalment and other personal 4
Low Risk	96,699	1,980		n/a	98,679	94,425	1,397		n/a	95,822
Normal Risk	61,685	9,384		n/a	71,069	62,484	1,255		n/a	63,739
Medium Risk	19,332	5,085		n/a	24,417	18,201	3,917		n/a	22,118
High Risk	1,208	4,684		334	6,226	1,073	6,346		379	7,798

Default	n/a	n/a		363	363	n/a	n/a		387	387

Total loans	178,924	21,133		697	200,754	176,183	12,915		766	189,864

Allowance for loan losses	608	746		142	1,496	520	914		139	1,573

Loans, net of allowance	178,316	20,387		555	199,258	175,663	12,001		627	188,291
Credit card
Low Risk	6,462	10		n/a	6,472	5,467	7		n/a	5,474
Normal Risk	10,544	121		n/a	10,665	10,109	68		n/a	10,177
Medium Risk	10,250	842		n/a	11,092	8,909	1,158		n/a	10,067
High Risk	1,901	3,322		201	5,424	476	4,319		149	4,944

Default	n/a	n/a		75	75	n/a	n/a		76	76

Total loans	29,157	4,295		276	33,728	24,961	5,552		225	30,738

Allowance for loan losses	686	801		180	1,667	671	996		138	1,805

Loans, net of allowance	28,471	3,494		96	32,061	24,290	4,556		87	28,933
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	129,620	166		n/a	129,786	110,129	699		n/a	110,828
Non- investment grade or Medium Risk	146,593	9,467		n/a	156,060	125,638	12,149		n/a	137,787
Watch and classified or High Risk	255	9,013		79	9,347	108	10,547		70	10,725

Default	n/a	n/a		684	684	n/a	n/a		780	780

Total loans and acceptances	276,468	18,646		763	295,877	235,875	23,395		850	260,120

Allowance for loan and acceptances losses	1,036	1,251		333	2,620	1,037	1,407		307	2,751

Loans and acceptances, net of allowance	275,432	17,395		430	293,257	234,838	21,988		543	257,369
Total loans and acceptances 6	759,067	57,444		2,445	818,956	683,971	62,528		2,563	749,062

Total allowance for loan losses 6,7	2,450	2,886		704	6,040	2,263	3,492		635	6,390
Total loans and acceptances, net of allowance 6	$756,617	$54,558		$1,741	$812,916	$681,708	$59,036		$1,928	$742,672
1
Includes impaired loans with a balance of $98 million (October 31, 2021 – $86 million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2
Excludes trading loans and
non-trading
loans at fair value through profit or loss (FVTPL) with a fair value of $11 billion (October 31, 2021 – $12 billion) and $3 billion (October 31, 2021 – $2 billion), respectively.

3	Includes insured mortgages of $79 billion (October 31, 2021 – $82 billion).
4	Includes Canadian government-insured real estate personal loans of $9 billion (October 31, 2021 – $10 billion).
5
Includes loans guaranteed by government agencies of $26 billion (October 31, 2021 – $26 billion), which are primarily reported in
Non-
investment
grade or a lower risk rating based on the borrowers’ credit risk.

6
Stage 3 includes acquired credit-impaired (ACI) loans of $113 million (October 31, 2021 – $152 million) and a related allowance for loan losses of $4 million (October 31, 2021 – $6 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil (October 31, 2021 – nil).

Loans and Acceptances by Risk Ratings
(Continued) –
Off-Balance
Sheet Credit Instruments
1

(millions of Canadian dollars)										As at
	July 31, 2022					October 31, 2021
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures 2
Low Risk	$237,566	$937	$	n/a	$238,503	$222,348	$232	$	n/a	$222,580
Normal Risk	83,562	1,031		n/a	84,593	80,529	501		n/a	81,030
Medium Risk	15,914	875		n/a	16,789	13,993	551		n/a	14,544
High Risk	1,086	1,123		–	2,209	890	1,004		–	1,894
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	211,659	–		n/a	211,659	195,293	–		n/a	195,293
Non- investment grade	81,424	3,354		n/a	84,778	80,076	5,329		n/a	85,405
Watch and classified	167	3,818		–	3,985	38	5,097		–	5,135

Default	n/a	n/a		57	57	n/a	n/a		86	86
Total off-balance sheet credit instruments	631,378	11,138		57	642,573	593,167	12,714		86	605,967
Allowance for off-balance sheet credit instruments	418	454		3	875	386	467		3	856
Total off-balance sheet credit instruments, net of allowance	$630,960	$10,684		$54	$641,698	$592,781	$12,247		$83	$605,111

1	Excludes mortgage commitments.
2	Includes $339 billion (October 31, 2021 – $318 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3	Includes $49 billion (October 31, 2021 – $48 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on the Bank’s allowance for credit losses as at and for the three and nine months ended July 31, 2022 and July 31, 2021, including allowance for off-balance
sheet instruments in the applicable categories.
Allowance for Credit Losses

(millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period
	For the three months ended
	July 31, 2022					July 31, 2021
Residential mortgages	$255	$3	$(1)	$–	$257	$245	$29	$(1)	$–	$273
Consumer instalment and other personal	1,595	111	(134)	(2)	1,570	1,816	(33)	(101)	14	1,696
Credit card	2,213	193	(177)	(5)	2,224	2,563	18	(161)	25	2,445

Business and government	2,847	45	(22)	(6)	2,864	3,345	(51)	(22)	24	3,296
Total allowance for loan losses, including off-balance sheet instruments	6,910	352	(334)	(13)	6,915	7,969	(37)	(285)	63	7,710
Debt securities at amortized cost	1	1	–	–	2	2	–	–	–	2

Debt securities at FVOCI	6	(2)	–	–	4	4	–	–	–	4
Total allowance for credit losses on debt securities	7	(1)	–	–	6	6	–	–	–	6
Total allowance for credit losses	$6,917	$351	$(334)	$(13)	$6,921	$7,975	$(37)	$(285)	$63	$7,716
Comprising:
Allowance for credit losses on loans at amortized cost	$6,076				$6,040	$6,998				$6,811
Allowance for credit losses on loans at FVOCI	–				–	1				–

Allowance for loan losses	6,076				6,040	6,999				6,811

Allowance for off-balance sheet instruments	834				875	970				899
Allowance for credit losses on debt securities	7				6	6				6

	For the nine months ended
	July 31, 2022					July 31, 2021
Residential mortgages	$261	$(5)	$(1)	$2	$257	$302	$(14)	$(8)	$(7)	$273
Consumer instalment and other personal	1,649	276	(375)	20	1,570	2,112	70	(426)	(60)	1,696
Credit card	2,314	344	(484)	50	2,224	3,184	(29)	(575)	(135)	2,445

Business and government	3,022	(162)	(50)	54	2,864	3,779	(126)	(188)	(169)	3,296
Total allowance for loan losses, including off-balance sheet instruments	7,246	453	(910)	126	6,915	9,377	(99)	(1,197)	(371)	7,710
Debt securities at amortized cost	2	–	–	–	2	2	–	–	–	2

Debt securities at FVOCI	7	(3)	–	–	4	5	(2)	–	1	4
Total allowance for credit losses on debt securities	9	(3)	–	–	6	7	(2)	–	1	6
Total allowance for credit losses	$7,255	$450	$(910)	$126	$6,921	$9,384	$(101)	$(1,197)	$(370)	$7,716
Comprising:
Allowance for credit losses on loans at amortized cost	$6,390				$6,040	$8,289				$6,811
Allowance for credit losses on loans at FVOCI	–				–	1				–

Allowance for loan losses	6,390				6,040	8,290				6,811

Allowance for off-balance sheet instruments	856				875	1,087				899
Allowance for credit losses on debt securities	9				6	7				6

Summary of Allowance for Loan Losses
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the three months ended July 31, 2022 and July 31, 2021.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the three months ended
July 31, 2022	July 31, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$130	$75	$50	$255	$23	$166	$56	$245
Provision for credit losses
Transfer to Stage 1 2	13	(12)	(1)	–	40	(39)	(1)	–
Transfer to Stage 2	(8)	11	(3)	–	(15)	18	(3)	–
Transfer to Stage 3	–	(3)	3	–	–	(5)	5	–
Net remeasurement due to transfers into stage 3	(3)	2	–	(1)	(6)	3	–	(3)
New originations or purchases 4	13	n/a	n/a	13	11	n/a	n/a	11
Net repayments 5	(1)	(1)	–	(2)	–	(1)	–	(1)
Derecognition of financial assets (excluding disposals and write-offs) 6	(3)	(3)	(7)	(13)	(1)	(9)	(7)	(17)
Changes to risk, parameters, and models 7	(21)	19	8	6	(28)	56	11	39
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(3)	(3)	–	–	(3)	(3)
Recoveries	–	–	2	2	–	–	2	2
Foreign exchange and other adjustments	–	–	–	–	(1)	1	–	–
Balance at end of period	$120	$88	$49	$257	$23	$190	$60	$273
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$568	$872	$155	$1,595	$587	$1,082	$147	$1,816
Provision for credit losses
Transfer to Stage 1 2	124	(117)	(7)	–	319	(315)	(4)	–
Transfer to Stage 2	(44)	61	(17)	–	(46)	60	(14)	–
Transfer to Stage 3	(2)	(50)	52	–	(1)	(43)	44	–
Net remeasurement due to transfers into stage 3	(29)	40	2	13	(72)	46	3	(23)
New originations or purchases 4	98	n/a	n/a	98	57	n/a	n/a	57
Net repayments 5	(15)	(21)	(4)	(40)	(26)	(22)	(3)	(51)
Derecognition of financial assets (excluding disposals and write-offs) 6	(27)	(48)	(14)	(89)	(29)	(40)	(9)	(78)
Changes to risk, parameters, and models 7	(31)	50	110	129	(245)	228	79	62
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(212)	(212)	–	–	(181)	(181)
Recoveries	–	–	78	78	–	–	80	80
Foreign exchange and other adjustments	(1)	–	(1)	(2)	5	6	3	14
Balance, including off-balance sheet instruments, at end of period	641	787	142	1,570	549	1,002	145	1,696
Less: Allowance for off-balance sheet instruments 8	33	41	–	74	27	51	–	78
Balance at end of period	$608	$746	$142	$1,496	$522	$951	$145	$1,618
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$921	$1,117	$175	$2,213	$852	$1,517	$194	$2,563
Provision for credit losses
Transfer to Stage 1 2	269	(263)	(6)	–	422	(415)	(7)	–
Transfer to Stage 2	(84)	96	(12)	–	(49)	63	(14)	–
Transfer to Stage 3	(4)	(156)	160	–	(2)	(147)	149	–
Net remeasurement due to transfers into stage 3	(75)	129	5	59	(111)	72	2	(37)
New originations or purchases 4	50	n/a	n/a	50	36	n/a	n/a	36
Net repayments 5	(4)	(2)	7	1	(36)	(10)	4	(42)
Derecognition of financial assets (excluding disposals and write-offs) 6	(13)	(22)	(48)	(83)	(15)	(33)	(68)	(116)
Changes to risk, parameters, and models 7	(115)	204	77	166	(233)	356	54	177
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(246)	(246)	–	–	(236)	(236)
Recoveries	–	–	69	69	–	–	75	75
Foreign exchange and other adjustments	(2)	(2)	(1)	(5)	8	14	3	25
Balance, including off-balance sheet instruments, at end of period	943	1,101	180	2,224	872	1,417	156	2,445
Less: Allowance for off-balance sheet instruments 8	257	300	–	557	214	338	–	552
Balance at end of period	$686	$801	$180	$1,667	$658	$1,079	$156	$1,893

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2,
Summary of Significant Accounting Policies
and Note 3
, Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information and Expert Credit Judgment” sections of Note 2,
Summary of Significant Accounting Policies
and Note 3,
Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the three months ended
July 31, 2022	July 31, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,126	$1,394	$327	$2,847	$1,287	$1,689	$369	$3,345
Provision for credit losses
Transfer to Stage 1 3	81	(77)	(4)	–	138	(137)	(1)	–
Transfer to Stage 2	(114)	117	(3)	–	(137)	139	(2)	–
Transfer to Stage 3	(1)	(30)	31	–	(1)	(25)	26	–
Net remeasurement due to transfers into stage 3	(19)	34	–	15	(31)	27	–	(4)
New originations or purchases 3	335	n/a	n/a	335	316	n/a	n/a	316
Net repayments 3	9	(14)	(15)	(20)	(17)	(23)	(7)	(47)
Derecognition of financial assets (excluding disposals and write-offs) 3	(206)	(172)	(108)	(486)	(228)	(198)	(89)	(515)
Changes to risk, parameters, and models 3	(46)	113	134	201	(100)	205	94	199
Disposals	–	–	–	–	–	–	(4)	(4)
Write-offs	–	–	(37)	(37)	–	–	(34)	(34)
Recoveries	–	–	15	15	–	–	12	12
Foreign exchange and other adjustments	(1)	(1)	(4)	(6)	14	11	3	28
Balance, including off-balance sheet instruments, at end of period	1,164	1,364	336	2,864	1,241	1,688	367	3,296
Less: Allowance for off-balance sheet instruments 4	128	113	3	244	133	126	10	269
Balance at end of period	1,036	1,251	333	2,620	1,108	1,562	357	3,027
Total Allowance, including off-balance sheet instruments, at end of period	2,868	3,340	707	6,915	2,685	4,297	728	7,710
Less: Total Allowance for off-balance sheet instruments 4	418	454	3	875	374	515	10	899
Total Allowance for Loan Losses at end of period	$2,450	$2,886	$704	$6,040	$2,311	$3,782	$718	$6,811

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

The following table provides details on the Bank’s allowance for loan losses by stage as at and for the nine months ended July 31, 2022 and July 31, 2021.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the nine months ended
July 31, 2022	July 31, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$35	$175	$51	$261	$32	$205	$65	$302
Provision for credit losses
Transfer to Stage 1 2	92	(90)	(2)	–	92	(90)	(2)	–
Transfer to Stage 2	(15)	23	(8)	–	(33)	47	(14)	–
Transfer to Stage 3	–	(8)	8	–	–	(12)	12	–
Net remeasurement due to transfers into stage 3	(14)	7	–	(7)	(16)	8	–	(8)
New originations or purchases 4	29	n/a	n/a	29	16	n/a	n/a	16
Net repayments 5	(3)	(3)	–	(6)	(4)	(3)	–	(7)
Derecognition of financial assets (excluding disposals and write-offs) 6	(5)	(14)	(23)	(42)	(5)	(28)	(47)	(80)
Changes to risk, parameters, and models 7	–	(3)	24	21	(57)	69	53	65
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(7)	(7)	–	–	(11)	(11)
Recoveries	–	–	6	6	–	–	3	3
Foreign exchange and other adjustments	1	1	–	2	(2)	(6)	1	(7)
Balance at end of period	$120	$88	$49	$257	$23	$190	$60	$273
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$550	$960	$139	$1,649	$595	$1,330	$187	$2,112
Provision for credit losses
Transfer to Stage 1 2	518	(509)	(9)	–	952	(943)	(9)	–
Transfer to Stage 2	(125)	170	(45)	–	(113)	158	(45)	–
Transfer to Stage 3	(6)	(159)	165	–	(6)	(148)	154	–
Net remeasurement due to transfers into stage 3	(137)	126	6	(5)	(282)	125	7	(150)
New originations or purchases 4	219	n/a	n/a	219	163	n/a	n/a	163
Net repayments 5	(55)	(59)	(10)	(124)	(76)	(76)	(11)	(163)
Derecognition of financial assets (excluding disposals and write-offs) 6	(69)	(138)	(41)	(248)	(69)	(119)	(28)	(216)
Changes to risk, parameters, and models 7	(260)	382	312	434	(597)	709	324	436
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(601)	(601)	–	–	(672)	(672)
Recoveries	–	–	226	226	–	–	246	246
Foreign exchange and other adjustments	6	14	–	20	(18)	(34)	(8)	(60)
Balance, including off-balance sheet instruments, at end of period	641	787	142	1,570	549	1,002	145	1,696
Less: Allowance for off-balance sheet instruments 8	33	41	–	74	27	51	–	78
Balance at end of period	$608	$746	$142	$1,496	$522	$951	$145	$1,618
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$878	$1,298	$138	$2,314	$799	$2,181	$204	$3,184
Provision for credit losses
Transfer to Stage 1 2	966	(951)	(15)	–	1,185	(1,168)	(17)	–
Transfer to Stage 2	(210)	239	(29)	–	(132)	175	(43)	–
Transfer to Stage 3	(14)	(475)	489	–	(6)	(502)	508	–
Net remeasurement due to transfers into stage 3	(278)	314	14	50	(390)	204	7	(179)
New originations or purchases 4	159	n/a	n/a	159	89	n/a	n/a	89
Net repayments 5	(9)	(2)	16	5	(97)	(19)	16	(100)
Derecognition of financial assets (excluding disposals and write-offs) 6	(46)	(97)	(120)	(263)	(39)	(105)	(167)	(311)
Changes to risk, parameters, and models 7	(523)	749	167	393	(500)	738	234	472
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(708)	(708)	–	–	(806)	(806)
Recoveries	–	–	224	224	–	–	231	231
Foreign exchange and other adjustments	20	26	4	50	(37)	(87)	(11)	(135)
Balance, including off-balance sheet instruments, at end of period	943	1,101	180	2,224	872	1,417	156	2,445
Less: Allowance for off-balance sheet instruments 8	257	300	–	557	214	338	–	552
Balance at end of period	$686	$801	$180	$1,667	$658	$1,079	$156	$1,893

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2,
Summary of Significant Accounting Policies
and Note 3
, Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information and Expert Credit Judgment” sections of Note 2,
Summary of Significant Accounting Policies
and Note 3,
Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the nine months ended
July 31, 2022	July 31, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,186	$1,526	$310	$3,022	$1,499	$1,858	$422	$3,779
Provision for credit losses
Transfer to Stage 1 3	290	(285)	(5)	–	368	(364)	(4)	–
Transfer to Stage 2	(297)	309	(12)	–	(399)	408	(9)	–
Transfer to Stage 3	(2)	(71)	73	–	(4)	(90)	94	–
Net remeasurement due to transfers into stage 3	(66)	65	–	(1)	(88)	104	(2)	14
New originations or purchases 3	813	n/a	n/a	813	877	n/a	n/a	877
Net repayments 3	26	(47)	(45)	(66)	(23)	(92)	(74)	(189)
Derecognition of financial assets (excluding disposals and write-offs) 3	(562)	(451)	(270)	(1,283)	(608)	(566)	(263)	(1,437)
Changes to risk, parameters, and models 3	(252)	284	343	375	(315)	509	415	609
Disposals	–	–	–	–	–	–	(4)	(4)
Write-offs	–	–	(91)	(91)	–	–	(225)	(225)
Recoveries	–	–	41	41	–	–	37	37
Foreign exchange and other adjustments	28	34	(8)	54	(66)	(79)	(20)	(165)
Balance, including off-balance sheet instruments, at end of period	1,164	1,364	336	2,864	1,241	1,688	367	3,296
Less: Allowance for off-balance sheet instruments 4	128	113	3	244	133	126	10	269
Balance at end of period	1,036	1,251	333	2,620	1,108	1,562	357	3,027
Total Allowance, including off-balance sheet instruments, at end of period	2,868	3,340	707	6,915	2,685	4,297	728	7,710
Less: Total Allowance for off-balance sheet instruments 4	418	454	3	875	374	515	10	899
Total Allowance for Loan Losses at end of period	$2,450	$2,886	$704	$6,040	$2,311	$3,782	$718	$6,811

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs
Macroeconomic Variables

	As at
	July 31, 2022
	Base Forecast		Upside Scenario		Downside Scenario
	Average Q3 2022- Q2 2023 1	Remaining 4-year period 1	Average Q3 2022- Q2 2023 1	Remaining 4-year period 1	Average Q3 2022- Q2 2023 1	Remaining 4-year period 1
Unemployment rate
Canada	5.4%	6.0%	5.1%	5.4%	7.4%	6.8%
United States	3.7	4.1	3.4	3.6	5.6	4.9
Real GDP
Canada	2.9	1.5	3.9	1.5	(0.3)	2.3
United States	1.5	1.8	2.5	1.7	(1.8)	2.6
Home prices
Canada (average existing price) 2	(12.1)	3.0	(5.5)	2.3	(18.6)	4.4
United States (CoreLogic HPI) 3	4.7	2.2	8.3	2.5	1.4	2.8
Central bank policy interest rate
Canada	3.19	2.27	3.31	3.17	0.88	0.58
United States	3.19	2.39	3.31	3.27	0.81	0.69
U.S. 10-year treasury yield	3.43	2.88	3.57	3.32	2.29	2.46
U.S. 10-year BBB spread (%-pts)	1.81	1.80	1.72	1.69	2.34	1.77

Exchange rate (U.S. dollar/Canadian dollar)	$0.79	$0.79	$0.81	$0.80	$0.74	$0.79

1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance
sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity
and sensitivity to using macroeconomic forecasts.
Change from Base to Probability-Weighted ECLs

(millions of Canadian dollars, except as noted)	As at
	July 31, 2022	October 31, 2021
Probability-weighted ECLs	$6,208	$6,608

Base ECLs	5,844	6,412
Difference – in amount	$364	$196
Difference – in percentage	6.2%	3.1%

Schedule of Incremental Lifetime ECL Impact
Incremental Lifetime ECLs Impact

(millions of Canadian dollars)		As at
	July 31, 2022	October 31, 2021
Probability-weighted ECLs	$6,208	$6,608

All performing loans and off-balance sheet instruments using 12-month ECLs	4,574	4,903
Incremental lifetime ECLs impact	$1,634	$1,705

Summary of Loans Past Due but Not Impaired	The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.
Loans Past Due but not Impaired
1

(millions of Canadian dollars)						As at
	July 31, 2022			October 31, 2021
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$227	$62	$289	$229	$62	$291
Consumer instalment and other personal	606	182	788	512	156	668
Credit card	225	142	367	186	113	299

Business and government	329	129	458	785	139	924
Total	$1,387	$515	$1,902	$1,712	$470	$2,182

1	Includes loans that are measured at FVOCI.